UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08989

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant's telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	03/31/2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

		Item 1. Schedule of Investments Industry Leaders® Fund Form N-Q March 31, 2008

XTR_TKR	XTR_DESC1
MMM	3M	Company Name	Shares	Value
		3M Company	2,650	209,748
ABT	Abbott Laboratories	Abbott Laboratories	6,500	358,475
ATG	AGL Resources Inc.	AGL Resources Inc	1,660	56,971
AIG	AIG	American International Group Inc	12,115	523,974
AA	Alcoa Inc.	Alcoa Inc	5,630	203,018
ALL	Allstate Corporation	The Allstate Corporation	5,635	270,818
AMGN	Amgen Inc.	Amgen Inc	4,440	185,503
APA	Apache Corporation	Apache Corp	1,916	231,491
AMAT	Applied Materials	Applied Materials Inc	4,400	85,844
ADM	Archer Daniels	Archer-Daniels-Midland Co	11,610	477,868
T	AT&T Inc.	AT&T Inc	13,730	525,859
BAC	Bank of America Corp	Bank of America Corp	13,790	522,779
ABX	Barrick Gold Corp.	Barrick Gold Corp	4,730	205,519
BRK/B	Berkshire Hathaway B	Berkshire Hathaway Inc	114	509,911
CWT	California Water Svc	California Water Service Group	230	8,775
CCL	Carnival Corporation	Carnival Corp	4,930	199,566
CAT	Caterpillar Inc.	Caterpillar Inc	5,020	393,016
CVX	Chevron Corporation	Chevron Corp	6,248	533,329
CTAS	Cintas Corporation	Cintas Corp	3,750	107,025
CSCO	Cisco Systems Inc.	Cisco Systems Inc	19,350	466,142
C	Citigroup Inc.	Citigroup Inc	24,771	530,595
KO	Coca-Cola Company	The Coca-Cola Co	5,540	337,220
COP	ConocoPhillips	ConocoPhillips	6,990	532,708
DOW	Dow Chemical Company	Dow Chemical Co/The	6,610	243,579
EMR	Emerson Electric Co.	Emerson Electric Co	4,710	242,377
EL	Estee Lauder Compani	The Estee Lauder Cos Inc	620	28,427
RE	Everest RE Group Ltd	Everest Re Group Ltd	1,170	104,750
XOM	Exxon Mobil Corp.	Exxon Mobil Corp	6,148	519,998
FLR	Fluor Corp.	Fluor Corp	530	74,815
FPL	FPL Group Inc.	FPL Group Inc	2,030	127,362
GCI	Gannett Co., Inc.	Gannett Co Inc	3,370	97,899
GD	General Dynamics	General Dynamics Corp	5,110	426,021
GE	General Electric Co.	General Electric Co	14,245	527,207
GS	Goldman Sachs Group	The Goldman Sachs Group, Inc.	3,100	512,709
GOOG	Google Inc.	Google Inc	680	299,520
HIG	Hartford Fin Serv	Hartford Financial Services Group Inc	7,000	530,390
HPQ	Hewlett-Packard Co.	Hewlett-Packard Co	11,465	523,492
IBM	IBM	International Business Machines Corp	1,265	145,652
ITW	Illinois Tool Works	Illinois Tool Works Inc	1,810	87,296
INTC	Intel Corporation	Intel Corp	24,410	517,004
JNJ	Johnson & Johnson	Johnson & Johnson	8,130	527,393
JCI	Johnson Controls Inc	Johnson Controls Inc	6,440	217,672
JPM	JP Morgan Chase & Co	JPMorgan Chase & Co	12,102	519,781
LEG	Leggett & Platt	Leggett & Platt Inc	3,790	57,798
LOW	Lowe’s Companies Inc	Lowe’s Cos Inc	8,080	185,355

LTR	Lowes Corporation	Loews Corp	5,140	206,731
MFC	Manulife Financial	Manulife Financial Corp	2,600	98,748
MCD	McDonald’s	McDonald’s Corp	2,710	151,137
MHP	McGraw-Hill Cos.	The McGraw-Hill Cos Inc	1,080	39,906
MRK	Merck & Co. Inc.	Merck & Co Inc	10,650	404,168
MER	Merrill Lynch & Co.	Merrill Lynch & Co Inc	3,840	156,442
MET	MetLife	MetLife Inc	8,760	527,878
MSFT	Microsoft Corp	Microsoft Corp	18,530	525,881
MS	Morgan Stanley	Morgan Stanley	3,370	154,009
NKE	Nike Inc - Class B	Nike Inc	870	59,160
NUE	Nucor Corporation	Nucor Corp	960	65,030
OXY	Occidental Petroleum	Occidental Petroleum Corp	4,120	301,460
OMC	Omnicom Group Inc.	Omnicom Group Inc	1,130	49,923
ORCL	Oracle Corporation	Oracle Corp	6,825	133,497
PCAR	PACCAR Inc.	PACCAR Inc	1,470	66,150
PFE	Pfizer Inc.	Pfizer Inc	25,410	531,831
PX	Praxair, Inc.	Praxair Inc	2,090	176,041
PG	Procter & Gamble Co.	Procter & Gamble Co	6,000	420,420
PRU	Prudential Financial	Prudential Financial Inc	1,250	97,813
SLB	Schlumberger Ltd.	Schlumberger Ltd	5,280	459,360
SYY	SYSCO Corporation	SYSCO Corp	1,855	53,832
TGT	Target Corporation	Target Corp	2,620	132,782
SO	The Southern Company	Southern Co	14,870	529,521
TRV	The Travelers Cos.	The Travelers Cos Inc	10,970	524,915
UNH	United Health Group	UnitedHealth Group Inc	12,498	429,431
UPS	United Parcel Cl B	United Parcel Service Inc	3,695	269,809
UTX	United Technologies	United Technologies Corp	6,910	475,546
VZ	Verizon Comm.	Verizon Communications Inc	14,480	527,796
VFC	VF Corporation	VF Corp	1,050	81,386
WB	Wachovia Corporation	Wachovia Corp	19,650	530,550
WAG	Walgreen Company	Walgreen Co	7,670	292,150
WMT	Wal-Mart Stores	Wal-Mart Stores Inc	9,995	526,537
WFC	Wells Fargo & Compan	Wells Fargo & Co	15,100	439,410

		TOTAL COMMON STOCK - 99.82%		23,431,901

		Money Market Securities (1.75% annual rate 3/31/08)		23,083

		TOTAL INVESTMENTS - 99.92%		23,454,984

		OTHER ASSETS LESS LIABILITIES - 0.08%		19,192

		NET ASSETS		23,474,175

ITEM 2.  CONTROLS AND PROCEDURES.

a.     The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.     The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
President and Chief Executive Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
President and Chief Executive Officer

Date: May 30, 2008

EXHIBIT INDEX

(a)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.